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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended March 31, 2001

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 3rd day of May, 2001.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total: $ 61,984
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                 WTG Co., L.P.

                                                        VALUATION REPORT-WITH VOTING RIGHTS
                                                                       31-Mar-01
                TITLE OF                                                              SHARES OR
NAME OF ISSUE    CLASS                                  CUSIP        FAIR MARKET      PRINCIPAL
APARTMENT INVT & MGMT CO    CONV PFDCL P                03748R861    $3,974,379.00    172649.00
AT&T CANADA INC   Common Stk.                           00207Q202    $2,228,850.00    76200.00
AVALON HOLDINGS CORP-A  Common Stk.                     05343P109    $336,528.00      102600.00
BANGOR HYDRO ELEC CO  Common Stk.                       060077104    $2,623,000.00    100000.00
BERTLITZ INTL INC (NEW)  Common Stk.                    08520F100    $4,105,724.00    310100.00
CALIFORNIA COASTAL COMM INC  Common Stk.                129915203    $1,968,750.00    500000.00
CARLYLE INDUSTRIES INC  Common Stk.                     143093102    $12,518.00       56900.00
EASTERN COMPANY  Common Stk.                            276317104    $2,880,000.00    200000.00
ENDO PHARMACEUTICALS HLDGS  Common Stk.                 29264F205    $647,500.00      92500.00
EXTENDED SYSTEMS INC   Common Stk.                      301973103    $2,011,875.00    185000.00
FIDUCIARY TRST CO INTL        Common Stk.               316495100    $7,327,217.00    68081.00
FLOWERS FOODS INC         Common Stk.                   343498101    $1,407,000.00    70000.00
GRIFFIN LAND & NURSERIES  Common Stk.                   398231100    $888,000.00      48000.00
HONEYWELL INTL INC        Common Stk.                   438516106    $1,020,000.00    25000.00
HORIZON GROUP PROPERTIES  Common Stk.                   44041U102    $181,125.00      63000.00
INCYTE PHARMACEUTICALS INC 5.5  Convertible Bonds       45337CAA0    $3,359,200.00    4940000.00
MCKESSON HBOC INC  Common Stk.                          58155Q103    $802,500.00      30000.00
MEDQUIST INC  Common Stk.                               584949101    $4,825,468.00    222500.00
OMNOVA SOLUTIONS INC  Common Stk.                       682129101    $670,640.00      101000.00
ONEIDA LTD.  Common Stk.                                682505102    $4,745,125.00    297500.00
O'SULLIVAN INDS HLDG INC  SR PFD 12%                    67104Q205    $232,316.00      829700.00
PANAVISION INC (NEW) Common Stk.                        69830E209    $205,125.00      54700.00
PREMIER FARNELL PLC SPON ADR  Pref. Convertible         74050U206    $1,515,900.00    81500.00
QUAKER OATS CO. Common Stk.                             747402105    $4,852,500.00    50000.00
SEMCO ENERGY INC   Common Stk.                          78412D109    $1,138,840.00    80200.00
SJW CORP  Common Stk.                                   784305104    $4,386,250.00    55000.00
SPRINGS INDUSTRIES INC.  CLASS A Common Stk.            851783100    $470,800.00      11000.00
WATER PIK TECHNOLOGIES INC  Common Stk.                 94113U100    $1,537,150.00    216500.00
WILLAMETTE INDUSTRIES  Common Stk.                      969133107    $1,380,000.00    30000.00
WTS/ENDO PHARMACEUTICALS HOLDIEXP12/31/2  Wts.          29264F114    $250,237.00      667300.00

                                                               TOTAL $61,984,517.00


                TITLE OF                                       INVESTMENT DISCRETION                      VOTING AUTHORITY
NAME OF ISSUE    CLASS                                  (A) SOLE    (B) SHARED   (C) OTHER       (A) SOLE    (B) SHARED   (C) OTHER
APARTMENT INVT & MGMT CO    CONV PFDCL P                172649.00                                172649.00
AT&T CANADA INC   Common Stk.                           76200.00                                 76200.00
AVALON HOLDINGS CORP-A  Common Stk.                     102600.00                                102600.00
BANGOR HYDRO ELEC CO  Common Stk.                       100000.00                                100000.00
BERTLITZ INTL INC (NEW)  Common Stk.                    310100.00                                310100.00
CALIFORNIA COASTAL COMM INC  Common Stk.                500000.00                                500000.00
CARLYLE INDUSTRIES INC  Common Stk.                     56900.00                                 56900.00
EASTERN COMPANY  Common Stk.                            200000.00                                200000.00
ENDO PHARMACEUTICALS HLDGS  Common Stk.                 92500.00                                 92500.00
EXTENDED SYSTEMS INC   Common Stk.                      185000.00                                185000.00
FIDUCIARY TRST CO INTL        Common Stk.               68081.00                                 68081.00
FLOWERS FOODS INC         Common Stk.                   70000.00                                 70000.00
GRIFFIN LAND & NURSERIES  Common Stk.                   48000.00                                 48000.00
HONEYWELL INTL INC        Common Stk.                   25000.00                                 25000.00
HORIZON GROUP PROPERTIES  Common Stk.                   63000.00                                 63000.00
INCYTE PHARMACEUTICALS INC 5.5  Convertible Bonds       4940000.00                               4940000.00
MCKESSON HBOC INC  Common Stk.                          30000.00                                 30000.00
MEDQUIST INC  Common Stk.                               222500.00                                222500.00
OMNOVA SOLUTIONS INC  Common Stk.                       101000.00                                101000.00
ONEIDA LTD.  Common Stk.                                297500.00                                297500.00
O'SULLIVAN INDS HLDG INC  SR PFD 12%                    829700.00                                829700.00
PANAVISION INC (NEW) Common Stk.                        54700.00                                 54700.00
PREMIER FARNELL PLC SPON ADR  Pref. Convertible         81500.00                                 81500.00
QUAKER OATS CO. Common Stk.                             50000.00                                 50000.00
SEMCO ENERGY INC   Common Stk.                          80200.00                                 80200.00
SJW CORP  Common Stk.                                   55000.00                                 55000.00
SPRINGS INDUSTRIES INC.  CLASS A Common Stk.            11000.00                                 11000.00
WATER PIK TECHNOLOGIES INC  Common Stk.                 216500.00                                216500.00
WILLAMETTE INDUSTRIES  Common Stk.                      30000.00                                 30000.00
WTS/ENDO PHARMACEUTICALS HOLDIEXP12/31/2  Wts.          667300.00                                667300.00